Consolidated Statements of Stockholders' Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cumulative Preferred Stock [Member]
Preferred stock, dividend rate	6.00%
Preferred stock, par value (in dollars per share)	$ 0.25
Cumulative Convertible Preferred Stock [Member]
Preferred stock, dividend rate	10.00%
Preferred stock, par value (in dollars per share)	$ 0.025
Participating Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	0.025
Series 2003 Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	0.025
Common Class A [Member]
Common stock, par value (in dollars per share)	0.25
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.25
Accounting Standards Update 2016-02 [Member]
Operating lease impairment adjustment upon the adoption of ASU 2016-02 "Leases", tax		$ 673
Operating lease impairment adjustment upon the adoption of ASU 2016-02 "Leases", tax	$ 33,916	14,427
Change in pension and postretirement benefits, tax	$ (19,528)	$ 20,312